Income Taxes - Summary of Provision for (Benefit from) Income Tax (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Provision for current tax expense income	₱ 6,949	₱ 5,130	₱ 4,452
Deferred (Note 3)	(4,175)	2,348	3,989
Actual provision for corporate income tax	₱ 2,774	₱ 7,478	₱ 8,441